PROPERTY AND EQUIPMENT, NET - Summary of Components of Property and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total cost	$ 653	$ 632
Accumulated depreciation	(274)	(247)
Property and equipment, net	379	385
Land
Property, Plant and Equipment [Line Items]
Total cost	$ 21	27
Building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	39 years
Total cost	$ 100	105
Machinery, equipment, and office equipment
Property, Plant and Equipment [Line Items]
Total cost	$ 372	353
Machinery, equipment, and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	1 year
Machinery, equipment, and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Autos and trucks
Property, Plant and Equipment [Line Items]
Total cost	$ 113	112
Autos and trucks | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	4 years
Autos and trucks | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total cost	$ 47	$ 35
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	1 year
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years